STOCK BASED COMPENSATION (Summary of Weighted-Average Assumptions for Option Grants) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Expected volatility, option grants (in Percent)	48.89%
Risk free interest rate, option grants (in Percent)	0.60%
Expected term, option grants (Duration)	3 years 9 months
Vesting period, option grants (in Duration)	4 years
Contractual term (in Duration)	5 years
Weighted average fair value, option grants (in Dollars per Share)	$ 0.11